CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) from operating activities
Loss for the year	$ (114,490,129)	$ (16,548,056)
Items not involving cash:
Depreciation	2,281,419	2,383,177
Share-based payments	9,748,199	10,867,167
Non-cash costs of debenture issuance	355,130	0
Impairment of exploration and evaluation assets	0	14,354
Unrealized foreign exchange loss on cash	462,359	1,048,218
Deferred income tax expense	702,327	932,283
Mark to market loss (gain) on convertible debentures	76,492,786	(21,821,831)
Interest expense	13,371,117	11,822,910
Accretion expense	253,978	206,986
Other losses	1,264	0
Changes in non-cash working capital items:
Amounts receivable	305,515	28,355
Prepaid expenses	54,583	(467,957)
Deposits	10,466	418,876
Accounts payable and accrued liabilities	(165,960)	(1,690,368)
Net cash flows from (used in) operating activities	(10,616,946)	(12,805,886)
Cash flows used in investing activities
Exploration and evaluation asset expenditures	(18,056,382)	(57,050,294)
Acquisition of equipment, net	(186,391)	(629,160)
Cash flows used in investing activities	(18,242,773)	(57,679,454)
Cash flows from (used in) financing activities
Exercise of options and warrants	7,421,686	3,964,800
Share issued in private placements, net of issuance costs	24,585,307	3,420,191
Issuance of convertible debentures	28,790,500	0
Payment of lease liabilities	(955,431)	(784,399)
Interest paid on convertible debentures	(8,615,859)	(8,008,642)
Net cash flows from (used in) financing activities	51,226,203	(1,408,050)
Change in cash	22,366,484	(71,893,390)
Cash, beginning of year	52,117,581	125,059,189
Effect of exchange rate fluctuations on cash held	(462,359)	(1,048,218)
Cash, end of year	$ 74,021,706	$ 52,117,581